S000005593 [Member] Investment Objectives and Goals - iMGP Global Select Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP Global Select Fund Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP Global Select Fund (the “Global Select Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.